FORM 13F

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                               FORM 13F COVER PAGE

          Report for the Calendar Year or Quarter Ended: March 31, 2007

                Check here if Amendment [ ]; Amendment Number: __

                        This Amendment (Check only one):
                              [ ] is a restatement
                         [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Troob Capital Management (Offshore) LLC
Address:          777 Westchester Avenue, Suite 203
                  White Plains, New York 10604

13F File Number:  028-11215

 The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing this report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is
      understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Douglas Troob
Title:  Managing Member
Phone:  (914) 694-5777

Signature, Place, and Date of Signing:

/s/ Douglas Troob
--------------------------------------
(Signature)

White Plains, New York
--------------------------------------
(City, State)

May 7, 2007
--------------------------------------
(Date)

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE.

[ ] 13F COMBINATION REPORT.

                              FORM 13F Summary Page

                                 Report Summary:


Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 18

Form 13F Information Table Value Total: $43,312 (thousands)

List of Other Included Managers:

         None


                                                            FORM 13F

QTR ENDED: 3/31/07               Name of Reporting Managers: Troob Capital Management (Offshore) LLC           (SEC USE ONLY)

        Item 1:            Item 2:           Item3:   Item 4:          Item 5:       Item 6:   Item 7:             Item 8:
     Name of Issuer     Title of Class       CUSIP  Fair Market Shares or          Investment  Other         Voting Authority
                                                      Value     Principal Sh/ Put/ Discretion Managers
                                                    (x $1000)   Amount    Prn Call                      (a) Sole (b) Shared (c) None
AMR Corp                      COM          001765956   511        1,598   SH  Puts    SOLE                 1,598
CVS Corp                      COM          126650100 7,529      220,547   SH          SOLE               220,547
Constar International Inc New COM          21036U107 4,339      490,230   SH          SOLE               490,230
Georgia Gulf                  COM          373200953   502        1,917   SH  Puts    SOLE                 1,917
Hanesbrands Inc               COM          410345102 4,103      139,622   SH          SOLE               139,622
IShares Russell 2000          Russell 2000 464287955   802        3,316   SH  Puts    SOLE                 3,316
Level 3 Communications        COM          52729N100 2,992      490,513   SH          SOLE               490,513
Motorola                      COM          620076909    70        5,600   SH  Calls   SOLE                 5,600
Movie Gallery                 COM          624581104 1,888      420,091   SH          SOLE               420,091
Nalco Holdings                COM          62985Q101 5,554      232,385   SH          SOLE               232,385
Orbcomm Inc                   COM          68555P100 2,560      200,750   SH          SOLE               200,750
Paxar Corp                    COM          704227107 3,484      121,379   SH          SOLE               121,379
Rite Aid Corporation          COM          767754104 4,342      752,599   SH          SOLE               752,599
Sally Beauty Holdings         COM          79546E104   473       51,520   SH          SOLE                51,520
Six Flags                     COM          83001P959    85          435   SH  Puts    SOLE                   435
Spectrum Brands               COM          84762L955   324        1,935   SH  Puts    SOLE                 1,935
Technical Olympic USA         COM          878483106   110       27,500   SH          SOLE                27,500
United Rentals Inc            COM          911363109 3,644      132,507   SH          SOLE               132,507

                                      Value Total:  43,312

                                       Entry Total:     18
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